CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

		Shares	Fair Value
0.76%	CORPORATE BONDS
	Veleron Energy Partners, 12/15/2026	642,000	$704,939
0.76%	TOTAL CORPORATE BONDS		704,939
1.21%	MORTGAGE BACKED BONDS
	Provident Funding Mortgage Trust, 4/25/2051	933,856	936,068
	Winwater Mortgage Loan Trust, 1/20/2046	182,729	186,549
			1,122,617
1.2100%	TOTAL MORTGAGE BACKED BONDS		1,122,617
84.08%	TREASURY NOTES
	U.S. Treasury Note, 11/15/2031	18,800,000	18,585,567
	U. S. Teasury Note, 11/30/2026	3,270,000	32,700,000
	U. S. Treasury Note, 11/30/2028	26,500,000	26,628,366
			77,913,933
84.08%	TOTAL TREASURY NOTES		77,913,933
12.94%	MONEY MARKET FUNDS
	Federated Government Obligation Institutional Shares, 0.03%	11,993,604	11,993,604
98.99%	TOTAL INVESTMENTS		91,735,093
1.01%	Other assets, net of liabilities		934,998
100.00%	NET ASSETS		$92,670,091

**Effective 7 day yield as of December 31, 2021

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
CORPORATE BONDS	$-	$704,939	$-	$704,939
MORTGAGE BACKED BONDS	-	1,122,617	-	1,122,617
U.S. TREASURY NOTES	-	77,913,933	-	77,913,933
MONEY MARKET FUNDS	11,993,604	-	-	11,993,604
TOTAL INVESTMENTS	$11,993,604	$79,741,489	$-	$91,735,093
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.
At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $91,815,508 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$8,118
		Gross unrealized depreciation		(88,533)
		Net unrealized appreciation		$(80,415)